Advisors Series Trust
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

April 16, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Advisors Series Trust (the “Trust”)
File No.: 333-17391
Poplar Forest Partners Fund (S000027249)
Poplar Forest Cornerstone Fund (S000047729)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended and the regulations thereunder, the Trust on behalf of its series, the Poplar Forest Partners Fund and Poplar Forest Cornerstone Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment dated April 13, 2025, and filed electronically as Post-Effective Amendment No. 1171 to the Trust’s Registration Statement on Form N-1A on April 11, 2025.

If you have any questions regarding this filing, please contact the undersigned at (626) 914-7363 or elaine.richards@usbank.com.

Sincerely,

/s/ Elaine E. Richards
Elaine E. Richards
Secretary
Advisors Series Trust